Keyuan Petrochemicals, Inc. (Parent Company) (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010
Keyuan Petrochemicals, Inc. (Parent Company) (Textual)
Minimum percentage of profit after tax to be allocated to General Reserve under PRC	10.00%
Mandatory percentage of allocations of PAT to General Reserve to discontinue allocations under PRC	50.00%
Statutory reserve	$ 3,744,304	$ 3,744,304	$ 3,075,356	[1]
Restricted in the ability to transfer a portion of their net assets to either in the form of dividends, loans or advances under PRC	$ 57,144,304		$ 56,553,518

[1]	Note 18